FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Movement of Cash Flow Hedge Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES..
Opening balance	$ 316	$ 518
Loss / (gain) arising on changes in fair value of hedging instruments during the period	860	(202)
(Loss) / gain reclassified to profit or loss - hedged item has affected profit or loss	(319)	0	$ 0
Closing balance	857	$ 316	$ 518
Loss reclassified on payroll and related costs	$ 300